PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]Property, Plant and Equipment
Total Assets	$ 166,690	$ 155,472
Less accumulated depreciation	(117,678)	(89,769)
Net Assets	49,012	65,703
Office Equipment and Fixtures
Property, Plant and Equipment [Line Items]Property, Plant and Equipment
Total Assets	99,404	90,094
Software
Property, Plant and Equipment [Line Items]Property, Plant and Equipment
Total Assets	18,910	18,374
Auto
Property, Plant and Equipment [Line Items]Property, Plant and Equipment
Total Assets	$ 48,376	$ 47,004